UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Large Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGSX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	$ 62	0.60%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,309M
Total number of portfolio holdings	105
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages
of the total investments of the Fund.
Top Ten Holdings
Alphabet Inc Class C	6.32%
NVIDIA Corp	6.30%
Apple Inc	5.51%
Advanced Micro Devices Inc	4.17%
Eli Lilly & Co	3.58%
Amphenol Corp Class A	2.94%
Amazon.com Inc	2.74%
Microsoft Corp	2.58%
ASML Holding NV	2.55%
Broadcom Inc	2.15%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLGX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Investor Class/MXLGX)	$ 100	0.97%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,309M
Total number of portfolio holdings	105
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages
of the total investments of the Fund.
Top Ten Holdings
Alphabet Inc Class C	6.32%
NVIDIA Corp	6.30%
Apple Inc	5.51%
Advanced Micro Devices Inc	4.17%
Eli Lilly & Co	3.58%
Amphenol Corp Class A	2.94%
Amazon.com Inc	2.74%
Microsoft Corp	2.58%
ASML Holding NV	2.55%
Broadcom Inc	2.15%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXVHX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Institutional Class/MXVHX)	$ 63	0.59%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,251M
Total number of portfolio holdings	174
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages
of the total investments of the Fund.
Top Ten Holdings
Apple Inc	5.09%
Microsoft Corp	5.02%
Amazon.com Inc	4.62%
Citigroup Inc	2.87%
Cisco Systems Inc	1.94%
Exxon Mobil Corp	1.91%
Philip Morris International Inc	1.79%
Charles Schwab Corp	1.66%
Bank of America Corp	1.60%
Southwest Airlines Co	1.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEQX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor Class/MXEQX)	$ 102	0.96%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,251M
Total number of portfolio holdings	174
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments
of the Fund.
Top Ten Holdings
Apple Inc	5.09%
Microsoft Corp	5.02%
Amazon.com Inc	4.62%
Citigroup Inc	2.87%
Cisco Systems Inc	1.94%
Exxon Mobil Corp	1.91%
Philip Morris International Inc	1.79%
Charles Schwab Corp	1.66%
Bank of America Corp	1.60%
Southwest Airlines Co	1.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor II / MXHAX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor II Class/MXHAX)	$ 86	0.81%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,251M
Total number of portfolio holdings	174
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Apple Inc	5.09%
Microsoft Corp	5.02%
Amazon.com Inc	4.62%
Citigroup Inc	2.87%
Cisco Systems Inc	1.94%
Exxon Mobil Corp	1.91%
Philip Morris International Inc	1.79%
Charles Schwab Corp	1.66%
Bank of America Corp	1.60%
Southwest Airlines Co	1.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P 500
®
Index Fund
SEMI-
ANNUAL
SHAREHOLDER
REPORT
Institutional Class / MXKWX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower S&P 500
®
Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	$ 13	0.12%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 10,494M
Total number of portfolio holdings	506
Total advisory fee paid	$ 5.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments
of the Fund.
Top Ten Holdings
NVIDIA Corp	7.43%
Apple Inc	6.52%
Microsoft Corp	4.25%
Amazon.com Inc	3.58%
Alphabet Inc Class A	3.21%
Broadcom Inc	2.74%
Alphabet Inc Class C	2.56%
Micron Technology Inc	2.00%
Meta Platforms Inc Class A	1.90%
Tesla Inc	1.82%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P 500
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXVIX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower S&P 500
®
Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	$ 49	0.47%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 10,494M
Total number of portfolio holdings	506
Total advisory fee paid	$ 5.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments
of the Fund.
Top Ten Holdings
NVIDIA Corp	7.43%
Apple Inc	6.52%
Microsoft Corp	4.25%
Amazon.com Inc	3.58%
Alphabet Inc Class A	3.21%
Broadcom Inc	2.74%
Alphabet Inc Class C	2.56%
Micron Technology Inc	2.00%
Meta Platforms Inc Class A	1.90%
Tesla Inc	1.82%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Large Cap Growth Fund	Empower Large Cap Value Fund
Institutional Class Ticker / MXGSX	Institutional Class Ticker / MXVHX
Investor Class Ticker / MXLGX	Investor Class Ticker / MXEQX
Investor II Class Ticker / MXHAX
Empower S&P 500® Index Fund
Institutional Class Ticker / MXKWX
Investor Class Ticker / MXVIX
(the "Fund(s)")
Semi-Annual Report
June 30, 2026
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.77%
110,930	Freeport-McMoRan Inc	$ 6,976,388
20,991	Linde PLC	10,893,070
		17,869,458
Communications — 21.19%
406,203	Alphabet Inc Class C	143,523,707
260,808	Amazon.com Inc(a)	62,160,978
3,115	AppLovin Corp Class A(a)	1,604,941
130,582	Booking Holdings Inc	23,274,935
43,520	Ciena Corp(a)	21,349,171
61,408	Cisco Systems Inc	7,212,984
83,350	Corning Inc	21,290,091
2,428	DoorDash Inc Class A(a)	448,039
12,716	Hims & Hers Health Inc(a)(b)	440,864
35,819	Meta Platforms Inc Class A	20,176,485
94,204	Motorola Solutions Inc	39,121,980
366,694	Netflix Inc(a)	26,181,951
30,097	Palo Alto Networks Inc(a)	10,263,679
1,402,023	Pinterest Inc Class A(a)	29,484,544
190,724	Shopify Inc Class A(a)	21,776,866
10,785	Space Exploration Technologies Corp Class A(a)	1,842,725
37,774	Spotify Technology SA(a)	17,343,176
493,812	Uber Technologies Inc(a)	35,633,474
64,408	Walt Disney Co	6,199,270
		489,329,860
Consumer, Cyclical — 6.06%
399	AutoZone Inc(a)	1,275,180
15,815	Carvana Co(a)(b)	1,040,943
17,845	Home Depot Inc	6,293,575
22,973	McDonald's Corp	6,209,832
239,396	O'Reilly Automotive Inc(a)	22,045,978
129,917	Ross Stores Inc	27,652,833
78,549	Tesla Inc(a)	33,037,710
198,876	TJX Cos Inc	30,129,713
107,767	Walmart Inc	12,205,690
		139,891,454
Consumer, Non-Cyclical — 10.96%
1,661	Alnylam Pharmaceuticals Inc(a)	500,011
6,310	Amgen Inc	2,284,977
12,588	Bristol-Myers Squibb Co	725,321
106,553	Coca-Cola Co	8,659,562
67,736	Eli Lilly & Co	81,244,590
63,517	Gilead Sciences Inc	8,024,738
23,755	Insmed Inc(a)	2,532,758
56,433	Intuitive Surgical Inc(a)	22,442,276
64,906	Johnson & Johnson	16,484,177
754	McKesson Corp	569,722
62,015	Merck & Co Inc	7,968,928
121,218	Monster Beverage Corp(a)	11,651,474
52,190	Natera Inc(a)	14,166,976
85,450	Philip Morris International Inc	15,458,760
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,467	Procter & Gamble Co	$ 1,974,801
14,985	Quanta Services Inc	10,789,799
13,426	Revolution Medicines Inc(a)	2,514,421
31,261	Thermo Fisher Scientific Inc	15,673,015
58,962	Vertex Pharmaceuticals Inc(a)	29,288,194
		252,954,500
Energy — 0.54%
91,025	Exxon Mobil Corp	12,444,938
Financial — 5.88%
11,358	Berkshire Hathaway Inc Class B(a)	5,683,430
40,113	Charles Schwab Corp	3,701,226
24,346	Goldman Sachs Group Inc	24,622,814
196,103	Intercontinental Exchange Inc	24,142,240
65,533	Mastercard Inc Class A	33,657,748
128,180	Visa Inc Class A	43,977,277
		135,784,735
Industrial — 11.94%
44,698	3M Co	7,237,053
378,767	Amphenol Corp Class A	66,784,198
25,084	Bloom Energy Corp Class A(a)	7,592,927
123,010	Boeing Co(a)	26,627,975
22,752	Caterpillar Inc	24,228,605
15,122	Celestica Inc(a)	5,516,510
13,227	Deere & Co	8,390,283
65,998	Eaton Corp PLC	28,123,068
24,568	GE Vernova Inc	28,863,961
60,284	General Electric Co	22,529,939
41,567	Rocket Lab Corp(a)	4,225,285
44,627	Rockwell Automation Inc	22,093,935
42,478	RTX Corp	8,059,351
28,835	Union Pacific Corp	7,843,120
22,310	Vertiv Holdings Co Class A	7,469,834
		275,586,044
Technology — 39.53%
162,998	Advanced Micro Devices Inc(a)	94,687,168
69,040	Analog Devices Inc	27,420,617
432,155	Apple Inc	125,048,371
44,818	Applied Materials Inc	32,403,413
29,092	ASML Holding NV	57,876,787
129,461	Broadcom Inc	48,903,893
2,427	Cerebras Systems Inc Class A(a)(b)	536,367
623	Cloudflare Inc Class A(a)	152,809
11,758	Crowdstrike Holdings Inc Class A(a)	8,973,000
39,834	Dell Technologies Inc Class C	17,186,778
33,573	DigitalOcean Holdings Inc(a)	5,271,968

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
8,818	International Business Machines Corp	$ 2,479,710
74,426	Lam Research Corp	32,251,019
10,671	Lumentum Holdings Inc(a)	9,156,358
30,869	Marvell Technology Inc	9,195,567
327,734	Microchip Technology Inc	29,889,341
41,222	Micron Technology Inc	47,582,141
157,185	Microsoft Corp	58,633,148
8,155	MKS Inc	3,627,344
714,386	NVIDIA Corp	142,941,492
10,048	Oracle Corp	1,472,534
3,435	Palantir Technologies Inc Class A(a)	400,761
1,565	ROBLOX Corp Class A(a)	85,105
12,432	Sandisk Corp(a)	28,267,011
146,743	ServiceNow Inc(a)	14,568,645
2,939	Snowflake Inc(a)	747,975
88,915	Synopsys Inc(a)	39,662,314
40,321	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	19,256,100
13,221	Teradyne Inc	6,396,849
57,047	Texas Instruments Inc	17,003,999
31,838	Twilio Inc Class A(a)	6,569,135
37,493	Western Digital Corp	23,947,530
		912,595,249
TOTAL COMMON STOCK — 96.87% (Cost $1,648,113,159)		$2,236,456,238
Shares		Fair Value
EXCHANGE TRADED FUNDS
35,703	State Street® SPDR® S&P 500® ETF Trust(b)	$ 26,661,929

TOTAL EXCHANGE TRADED FUNDS — 1.16% (Cost $26,125,126)		$26,661,929
GOVERNMENT MONEY MARKET MUTUAL FUNDS
6,802,537	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	6,802,537
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.29% (Cost $6,802,537)		$6,802,537
TOTAL INVESTMENTS — 98.32% (Cost $1,681,040,822)		$2,269,920,704
OTHER ASSETS & LIABILITIES, NET — 1.68%		$38,754,476
TOTAL NET ASSETS — 100.00%		$2,308,675,180

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2026.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.20%
113,954	CF Industries Holdings Inc	$ 12,336,660
36,139	Eastman Chemical Co	2,420,590
274,688	Freeport-McMoRan Inc	17,275,128
309,647	International Paper Co	11,797,551
47,514	PPG Industries Inc	5,762,973
		49,592,902
Communications — 8.23%
4,662	Alphabet Inc Class C	1,647,224
431,849	Amazon.com Inc(a)	102,926,889
368,625	Cisco Systems Inc	43,298,693
7,947	Meta Platforms Inc Class A	4,476,466
293,175	News Corp Class A	7,279,535
105,620	T-Mobile US Inc	17,715,642
81,986	Walt Disney Co	7,891,153
		185,235,602
Consumer, Cyclical — 5.92%
58,123	BJ's Wholesale Club Holdings Inc(a)	5,069,488
243,868	General Motors Co	18,797,345
41,804	Hilton Worldwide Holdings Inc	13,814,550
27,201	Home Depot Inc	9,593,249
194,286	Las Vegas Sands Corp	8,974,070
71,855	Mattel Inc(a)	997,347
10,500	McDonald's Corp	2,838,255
157,904	PulteGroup Inc	21,666,008
657,068	Southwest Airlines Co	33,786,437
155,889	Walmart Inc	17,655,988
		133,192,737
Consumer, Non-Cyclical — 21.83%
117,004	AbbVie Inc	29,442,886
114,171	AstraZeneca PLC	21,315,604
20,625	Avery Dennison Corp	3,348,469
144,198	Becton Dickinson & Co	21,821,483
12,787	Biogen Inc(a)	2,762,759
69,699	Booz Allen Hamilton Holding Corp	4,228,638
126,231	Boston Scientific Corp(a)	5,387,539
138,482	Bristol-Myers Squibb Co	7,979,333
28,019	Cigna Group	7,724,278
330,541	Coca-Cola Co	26,863,067
189,843	Colgate-Palmolive Co	17,404,806
215,735	Corteva Inc	18,270,597
159,835	CVS Health Corp	16,534,931
41,388	Elevance Health Inc	16,005,981
12,635	Global Payments Inc	916,796
31,134	Johnson & Johnson	7,907,102
383,052	Kenvue Inc	7,320,124
67,226	Kimberly-Clark Corp	7,379,398
141,274	Kroger Co	7,844,945
27,153	McKesson Corp	20,516,807
88,197	Medtronic PLC	6,899,651
93,869	Merck & Co Inc	12,062,167
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
273,741	Novo Nordisk A/S Sponsored ADR	$ 13,123,143
220,705	Philip Morris International Inc	39,927,741
195,859	Procter & Gamble Co	28,720,764
25,251	Regeneron Pharmaceuticals Inc	15,745,009
47,975	Thermo Fisher Scientific Inc	24,052,746
39,946	Tyson Foods Inc Class A	2,286,909
121,703	Unilever PLC Sponsored ADR	7,316,784
12,222	United Rentals Inc	13,846,181
80,349	UnitedHealth Group Inc	33,395,455
28,031	Vertex Pharmaceuticals Inc(a)	13,923,839
671,932	Viatris Inc	10,670,280
24,209	Waters Corp(a)	9,079,343
107,012	Zimmer Biomet Holdings Inc	9,212,663
		491,238,218
Energy — 7.02%
55,499	Chevron Corp	9,199,514
235,137	ConocoPhillips	24,444,843
52,226	EOG Resources Inc	6,775,279
54,805	EQT Corp	2,913,982
66,958	Expand Energy Corp	6,105,900
310,885	Exxon Mobil Corp	42,504,197
90,169	Kinder Morgan Inc	2,882,703
4,913	Phillips 66	830,543
316,200	Shell PLC	12,283,886
134,639	SLB Ltd	6,259,367
80,695	South Bow Corp(b)	2,842,603
65,618	TC Energy Corp	4,345,385
233,013	TotalEnergies SE	18,017,785
54,310	Valero Energy Corp	14,144,497
58,468	Williams Cos Inc	4,346,511
		157,896,995
Financial — 20.99%
102,250	Allstate Corp	24,329,365
273,349	American International Group Inc	20,372,701
17,410	American Tower Corp REIT	2,847,754
99,181	Apollo Global Management Inc	11,734,104
627,071	Bank of America Corp	35,730,506
118,939	Capital One Financial Corp	23,861,543
402,273	Charles Schwab Corp	37,117,730
46,655	Chubb Ltd	15,897,225
456,971	Citigroup Inc	63,957,661
49,547	CME Group Inc	10,941,464
326,535	Equitable Holdings Inc	14,328,356
176,817	Equity Residential REIT	12,011,179
198,661	Fifth Third Bancorp	11,198,520
14,707	Goldman Sachs Group Inc	14,874,218
703,702	Huntington Bancshares Inc	12,476,636
90,397	JPMorgan Chase & Co	29,589,650
117,302	Loews Corp	13,279,759
270,570	MetLife Inc	22,892,928

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
10,761	Morgan Stanley	$ 2,249,479
68,555	PNC Financial Services Group Inc	16,879,612
77,119	Prologis Inc REIT	10,447,311
5,232	Public Storage REIT	1,665,398
408,756	Rayonier Inc REIT	8,698,328
179,818	Rexford Industrial Realty Inc REIT	6,023,903
76,091	State Street Corp	12,905,033
14,747	Sun Communities Inc REIT	1,768,313
261,189	US Bancorp	15,775,816
175,606	Vornado Realty Trust REIT	6,901,316
109,679	Wells Fargo & Co	9,063,873
107,783	Weyerhaeuser Co REIT	2,580,325
		472,400,006
Industrial — 11.33%
15,054	3M Co	2,437,393
58,895	AGCO Corp	7,049,732
2,719	Airbus SE	604,953
51,136	Boeing Co(a)	11,069,410
129,388	CRH PLC	13,844,516
305,791	CSX Corp	14,534,246
49,439	FedEx Corp	15,480,834
27,724	FedEx Freight Holding Co Inc(a)	4,186,324
224,989	Fortive Corp	13,744,578
28,267	General Electric Co	10,564,226
47,504	Honeywell Aerospace Inc(a)	10,502,295
47,505	Honeywell International Inc	10,636,258
118,184	Ingersoll Rand Inc	9,689,906
37,596	L3Harris Technologies Inc	10,925,022
8,651	Middleby Corp(a)	1,488,059
6,400	Norfolk Southern Corp	2,013,376
23,903	Northrop Grumman Corp	12,174,037
142,392	Otis Worldwide Corp	10,195,267
46,794	Ralliant Corp	3,445,442
14,193	Rockwell Automation Inc	7,026,670
91,562	RTX Corp	17,372,059
45,405	Siemens AG	14,597,988
167,011	StandardAero Inc(a)	4,995,299
172,444	Stanley Black & Decker Inc	16,230,430
11,903	TE Connectivity PLC	2,399,764
14,333	Trane Technologies PLC	7,039,796
24,795	Union Pacific Corp	6,744,240
79,056	United Parcel Service Inc Class B	8,498,520
82,306	West Fraser Timber Co Ltd	5,571,293
		255,061,933
Technology — 16.11%
78,508	Accenture PLC Class A	9,769,536
47,720	Advanced Micro Devices Inc(a)	27,721,025
392,045	Apple Inc	113,442,144
23,366	Applied Materials Inc	16,893,618
54,851	Fiserv Inc(a)	2,690,442
160,186	Intel Corp(a)	22,366,771
Shares		Fair Value
Technology — (continued)
39,866	Marvell Technology Inc	$ 11,875,682
300,015	Microsoft Corp	111,911,595
105,535	QUALCOMM Inc	19,501,813
39,205	Salesforce Inc	6,141,855
15,284	Seagate Technology Holdings PLC	14,749,060
17,100	Skyworks Solutions Inc(b)	1,159,380
14,589	Texas Instruments Inc	4,348,543
		362,571,464
Utilities — 4.65%
133,535	Alliant Energy Corp	10,187,385
81,511	Ameren Corp	9,214,004
73,794	American Electric Power Co Inc	10,095,757
301,927	NextEra Energy Inc	26,500,133
100,923	NRG Energy Inc	14,740,813
99,034	Sempra	9,181,442
227,569	Southern Co	21,780,629
36,706	Xcel Energy Inc	2,947,492
		104,647,655
TOTAL COMMON STOCK — 98.28% (Cost $1,758,838,724)		$2,211,837,512
CONVERTIBLE PREFERRED STOCK
Utilities — 0.12%
55,459	Southern Co 7.13%(b)	2,766,850
TOTAL CONVERTIBLE PREFERRED STOCK — 0.12% (Cost $2,780,905)		$2,766,850
PREFERRED STOCK
Industrial — 0.22%
73,117	Boeing Co(b)	4,955,870
TOTAL PREFERRED STOCK — 0.22% (Cost $4,071,737)		$4,955,870

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
10,998,880	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 10,998,880
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.49% (Cost $10,998,880)		$10,998,880
TOTAL INVESTMENTS — 99.11% (Cost $1,776,690,246)		$2,230,559,112
OTHER ASSETS & LIABILITIES, NET — 0.89%		$19,979,979
TOTAL NET ASSETS — 100.00%		$2,250,539,091
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2026.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	587,608	EUR	504,400	09/16/2026	$9,360
BB	USD	3,475,090	GBP	2,586,200	09/16/2026	44,883
CGM	USD	1,281,386	EUR	1,100,300	09/16/2026	19,993
CGM	USD	631,651	GBP	470,400	09/16/2026	7,736
GS	USD	3,276,990	EUR	2,814,800	09/16/2026	50,079
GS	USD	2,731,748	GBP	2,034,700	09/16/2026	33,023
HSB	DKK	14,455,900	USD	2,253,977	09/16/2026	(34,787)
HSB	USD	1,994,600	EUR	1,713,200	09/16/2026	30,573
HSB	USD	2,256,378	GBP	1,680,800	09/16/2026	27,048
MS	EUR	10,645,400	USD	12,196,948	09/16/2026	7,031
MS	GBP	2,105,300	USD	2,776,775	09/16/2026	15,590
MS	USD	8,811,254	DKK	56,531,700	09/16/2026	132,819
MS	USD	12,178,540	GBP	9,076,900	09/16/2026	139,392
SSB	USD	2,573,287	EUR	2,211,600	09/16/2026	37,890
SSB	USD	2,364,862	GBP	1,763,200	09/16/2026	26,241
TD	USD	1,959,005	EUR	1,683,500	09/16/2026	29,026
TD	USD	2,963,650	GBP	2,209,000	09/16/2026	33,742
UBS	USD	682,716	EUR	586,600	09/16/2026	10,232
WES	USD	326,595	EUR	280,700	09/16/2026	4,798
					Net Appreciation	$624,669
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.41%
35,709	Air Products & Chemicals Inc	$ 10,469,165
18,780	Albemarle Corp	2,535,863
24,291	CF Industries Holdings Inc	2,629,744
116,955	Dow Inc	3,199,895
21,736	DuPont de Nemours Inc	2,948,316
40,619	Ecolab Inc	11,316,860
230,535	Freeport-McMoRan Inc	14,498,346
40,645	International Flavors & Fragrances Inc	3,219,897
84,147	International Paper Co	3,206,001
74,145	Linde PLC	38,476,806
41,411	LyondellBasell Industries NV Class A	2,180,289
51,435	Mosaic Co	1,089,908
171,108	Newmont Corp	15,981,487
36,522	Nucor Corp	8,135,275
35,746	PPG Industries Inc	4,335,632
33,379	Qnity Electronics Inc	5,451,125
36,784	Sherwin-Williams Co	12,665,467
21,581	Steel Dynamics Inc	4,951,976
		147,292,052
Communications — 16.05%
67,021	Airbnb Inc Class A(a)	9,590,705
940,330	Alphabet Inc Class A	336,045,727
757,952	Alphabet Inc Class C	267,807,180
1,569,813	Amazon.com Inc(a)	374,149,227
43,145	AppLovin Corp Class A(a)	22,229,597
165,584	Arista Networks Inc(a)	28,129,410
1,114,274	AT&T Inc	23,065,472
124,263	Booking Holdings Inc	22,148,637
20,748	CDW Corp	2,917,999
13,411	Charter Communications Inc Class A(a)	1,907,178
22,583	Ciena Corp(a)	11,078,316
633,426	Cisco Systems Inc	74,402,219
571,347	Comcast Corp Class A	14,026,569
125,595	Corning Inc	32,080,730
60,579	DoorDash Inc Class A(a)	11,178,643
71,202	eBay Inc	7,956,824
21,452	EchoStar Corp Class A(a)	2,177,378
18,361	Expedia Group Inc	4,698,213
9,160	F5 Inc(a)	3,810,194
5,680	FactSet Research Systems Inc	1,306,854
31,860	Fox Corp Class A	1,661,818
22,729	Fox Corp Class B	1,064,626
85,744	Gen Digital Inc	2,134,168
21,199	GoDaddy Inc Class A(a)	1,799,371
352,171	Meta Platforms Inc Class A	198,374,403
26,580	Motorola Solutions Inc	11,038,408
675,268	Netflix Inc(a)	48,214,136
58,517	News Corp Class A	1,452,977
19,473	News Corp Class B	546,412
43,598	Omnicom Group Inc	3,175,242
130,057	Palo Alto Networks Inc(a)	44,352,038
Shares		Fair Value
Communications — (continued)
50,584	Paramount Skydance Corp Class B(b)	$ 498,758
126,879	Robinhood Markets Inc Class A(a)	12,723,426
74,130	T-Mobile US Inc	12,433,825
67,612	Trade Desk Inc Class A(a)	1,222,425
326,649	Uber Technologies Inc(a)	23,570,991
13,151	VeriSign Inc	3,308,266
669,616	Verizon Communications Inc	28,351,541
278,477	Walt Disney Co	26,803,411
397,450	Warner Bros Discovery Inc(a)	10,596,017
		1,684,029,331
Consumer, Cyclical — 7.33%
33,903	Aptiv PLC(a)	2,080,966
2,642	AutoZone Inc(a)	8,443,673
31,054	Best Buy Co Inc	2,356,378
205,235	Carnival Corp Ltd	5,863,564
114,590	Carvana Co(a)	7,542,314
5,893	Casey's General Stores Inc	4,683,697
205,706	Chipotle Mexican Grill Inc(a)	6,994,004
141,525	Copart Inc(a)	3,989,590
71,146	Costco Wholesale Corp	66,554,948
22,128	Cummins Inc	15,781,911
18,176	Darden Restaurants Inc	3,744,438
22,621	Deckers Outdoor Corp(a)	2,246,039
105,263	Delta Air Lines Inc	9,858,932
35,707	Dollar General Corp	4,110,233
29,041	Dollar Tree Inc(a)	3,512,509
4,815	Domino's Pizza Inc	1,425,433
42,293	DR Horton Inc	6,888,684
183,794	Fastenal Co	8,827,626
627,609	Ford Motor Co	8,723,765
144,504	General Motors Co	11,138,368
21,762	Genuine Parts Co	2,567,481
21,246	Hasbro Inc	1,754,707
36,219	Hilton Worldwide Holdings Inc	11,968,931
159,728	Home Depot Inc	56,332,871
46,859	Las Vegas Sands Corp	2,164,417
34,518	Lennar Corp Class A	3,123,534
25,247	Live Nation Entertainment Inc(a)	4,622,978
89,815	Lowe's Cos Inc	19,803,310
16,367	Lululemon Athletica Inc(a)	1,868,784
35,098	Marriott International Inc Class A	13,006,968
113,941	McDonald's Corp	30,799,391
30,393	MGM Resorts International(a)	1,453,089
193,079	NIKE Inc Class B	7,925,893
70,254	Norwegian Cruise Line Holdings Ltd(a)	1,483,062
428	NVR Inc(a)	2,916,135
132,898	O'Reilly Automotive Inc(a)	12,238,577
84,265	PACCAR Inc	10,121,912
30,548	PulteGroup Inc	4,191,491

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
5,909	Ralph Lauren Corp	$ 2,371,932
51,662	Ross Stores Inc	10,996,257
39,999	Royal Caribbean Cruises Ltd	12,700,882
74,284	Southwest Airlines Co	3,819,683
182,769	Starbucks Corp	18,677,164
32,083	Tapestry Inc	4,696,310
72,580	Target Corp	9,479,674
451,478	Tesla Inc(a)	189,891,643
177,335	TJX Cos Inc	26,866,252
10,099	TKO Group Holdings Inc	2,033,030
85,626	Tractor Supply Co	2,706,638
6,969	Ulta Beauty Inc(a)	3,142,880
52,487	United Airlines Holdings Inc(a)	7,137,707
703,050	Walmart Inc	79,627,442
18,882	Williams-Sonoma Inc	4,401,394
6,965	WW Grainger Inc	9,475,186
13,894	Wynn Resorts Ltd	1,348,968
44,158	Yum! Brands Inc	7,059,098
		769,542,743
Consumer, Non-Cyclical — 12.72%
279,326	Abbott Laboratories	25,346,042
283,332	AbbVie Inc	71,297,665
45,016	Agilent Technologies Inc	5,979,475
10,681	Align Technology Inc(a)	1,801,457
267,792	Altria Group Inc	19,267,635
86,550	Amgen Inc	31,341,486
76,597	Archer-Daniels-Midland Co	5,852,011
64,103	Automatic Data Processing Inc	14,355,867
12,526	Avery Dennison Corp	2,033,596
77,558	Baxter International Inc	1,653,537
44,187	Becton Dickinson & Co	6,686,819
23,388	Biogen Inc(a)	5,053,211
24,030	Bio-Techne Corp	1,697,720
85,826	Block Inc(a)	6,522,776
238,024	Boston Scientific Corp(a)	10,158,864
327,477	Bristol-Myers Squibb Co	18,869,225
27,229	Brown-Forman Corp Class B(b)	725,653
21,391	Bunge Global SA	2,283,061
37,558	Cardinal Health Inc	8,922,278
31,141	Cencora Inc	8,812,280
75,704	Centene Corp(a)	4,859,440
7,955	Charles River Laboratories International Inc(a)	1,804,114
36,864	Church & Dwight Co Inc	3,571,384
42,320	Cigna Group	11,666,777
54,473	Cintas Corp	9,264,768
19,269	Clorox Co	1,839,033
620,972	Coca-Cola Co	50,466,394
128,322	Colgate-Palmolive Co	11,764,561
22,383	Constellation Brands Inc Class A	3,113,252
31,032	Cooper Cos Inc(a)	2,225,305
9,977	Corpay Inc(a)	3,325,035
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
107,255	Corteva Inc	$ 9,083,426
204,614	CVS Health Corp	21,167,319
101,016	Danaher Corp	19,241,527
5,147	DaVita Inc(a)	1,145,105
61,880	Dexcom Inc(a)	4,167,618
91,790	Edwards Lifesciences Corp(a)	8,303,323
34,769	Elevance Health Inc	13,446,215
126,860	Eli Lilly & Co	152,159,691
19,187	Equifax Inc	3,045,361
39,683	Estee Lauder Cos Inc Class A	3,132,973
72,165	GE HealthCare Technologies Inc	4,619,282
85,031	General Mills Inc	2,959,079
199,105	Gilead Sciences Inc	25,154,925
37,286	Global Payments Inc	2,705,472
24,902	HCA Healthcare Inc	9,709,041
14,914	Henry Schein Inc(a)	1,245,617
24,011	Hershey Co	4,212,730
46,770	Hormel Foods Corp	1,160,831
19,253	Humana Inc	7,647,677
12,650	IDEXX Laboratories Inc(a)	6,659,466
27,090	Incyte Corp(a)	3,070,923
11,211	Insulet Corp(a)	1,706,875
56,796	Intuitive Surgical Inc(a)	22,586,633
26,766	IQVIA Holdings Inc(a)	5,171,726
16,856	J M Smucker Co	1,896,300
386,035	Johnson & Johnson	98,041,309
310,506	Kenvue Inc	5,933,770
216,538	Keurig Dr Pepper Inc	7,087,289
52,773	Kimberly-Clark Corp	5,792,892
135,819	Kraft Heinz Co	3,208,045
90,966	Kroger Co	5,051,342
13,210	Labcorp Holdings Inc	3,698,800
41,093	McCormick & Co Inc	2,071,909
19,206	McKesson Corp	14,512,054
205,891	Medtronic PLC	16,106,853
396,075	Merck & Co Inc	50,895,638
56,104	Moderna Inc(a)	3,928,963
26,968	Molson Coors Beverage Co Class B	1,050,673
205,854	Mondelez International Inc Class A	11,906,595
114,437	Monster Beverage Corp(a)	10,999,684
24,094	Moody's Corp	10,912,655
137,424	PayPal Holdings Inc	5,933,968
219,183	PepsiCo Inc	29,677,379
913,995	Pfizer Inc	22,009,000
249,940	Philip Morris International Inc	45,216,645
373,428	Procter & Gamble Co	54,759,480
24,014	Quanta Services Inc	17,291,040
17,825	Quest Diagnostics Inc	3,778,009
16,025	Regeneron Pharmaceuticals Inc	9,992,229
23,214	ResMed Inc	4,523,944
17,891	Revvity Inc	1,990,553
46,766	Rollins Inc	1,952,013

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
48,642	S&P Global Inc	$ 19,809,940
23,494	Solventum Corp(a)	1,812,562
15,728	STERIS PLC	3,311,845
55,331	Stryker Corp	17,420,412
76,287	Sysco Corp	6,376,068
59,596	Thermo Fisher Scientific Inc	29,879,050
45,708	Tyson Foods Inc Class A	2,616,783
10,047	United Rentals Inc	11,382,146
145,635	UnitedHealth Group Inc	60,530,276
8,715	Universal Health Services Inc Class B	1,295,833
19,952	Verisk Analytics Inc	3,581,983
40,702	Vertex Pharmaceuticals Inc(a)	20,217,904
186,755	Viatris Inc	2,965,669
15,584	Waters Corp(a)	5,844,623
11,196	West Pharmaceutical Services Inc	4,019,364
30,993	Zimmer Biomet Holdings Inc	2,668,187
67,230	Zoetis Inc	4,831,148
		1,334,846,380
Energy — 2.97%
57,154	APA Corp	1,861,506
159,869	Baker Hughes Co	8,872,729
300,220	Chevron Corp	49,764,467
195,372	ConocoPhillips	20,310,873
184,418	Devon Energy Corp	7,620,152
30,181	Diamondback Energy Inc	5,305,216
85,415	EOG Resources Inc	11,080,888
101,130	EQT Corp	5,377,082
37,955	Expand Energy Corp	3,461,116
664,706	Exxon Mobil Corp	90,878,604
17,101	First Solar Inc(a)	4,035,152
132,746	Halliburton Co	4,506,727
313,963	Kinder Morgan Inc	10,037,397
46,817	Marathon Petroleum Corp	11,969,702
116,545	Occidental Petroleum Corp	5,660,591
100,741	ONEOK Inc	8,758,423
64,297	Phillips 66	10,869,408
239,756	SLB Ltd	11,146,257
34,382	Targa Resources Corp	9,219,190
9,414	Texas Pacific Land Corp	4,119,943
47,403	Valero Energy Corp	12,345,637
196,127	Williams Cos Inc	14,580,081
		311,781,141
Financial — 12.61%
73,461	Aflac Inc	8,613,302
24,249	Alexandria Real Estate Equities Inc REIT	1,281,560
41,281	Allstate Corp	9,822,401
85,378	American Express Co	28,879,108
85,026	American International Group Inc	6,336,988
74,713	American Tower Corp REIT	12,220,806
14,416	Ameriprise Financial Inc	6,613,484
Shares		Fair Value
Financial — (continued)
34,250	Aon PLC Class A	$ 11,360,383
73,962	Apollo Global Management Inc	8,750,444
53,837	Arch Capital Group Ltd(a)	5,225,419
32,830	Ares Management Corp Class A(b)	3,654,307
41,157	Arthur J Gallagher & Co	9,448,413
8,138	Assurant Inc	2,185,297
22,565	AvalonBay Communities Inc REIT	4,257,790
1,047,004	Bank of America Corp	59,658,288
110,071	Bank of New York Mellon Corp	15,917,367
294,002	Berkshire Hathaway Inc Class B(a)	147,115,661
23,151	Blackrock Inc	22,261,076
119,132	Blackstone Inc	14,018,262
47,442	Brown & Brown Inc	3,043,404
23,515	BXP Inc REIT	1,559,280
16,060	Camden Property Trust REIT	1,838,709
99,794	Capital One Financial Corp	20,020,673
16,611	Cboe Global Markets Inc	4,030,991
47,086	CBRE Group Inc Class A(a)	6,342,013
259,937	Charles Schwab Corp	23,984,387
57,845	Chubb Ltd	19,710,105
24,806	Cincinnati Financial Corp	4,592,583
273,515	Citigroup Inc	38,281,160
67,789	Citizens Financial Group Inc	4,749,975
58,012	CME Group Inc	12,810,790
35,625	Coinbase Global Inc Class A(a)	5,208,019
64,841	CoStar Group Inc(a)	1,836,297
70,569	Crown Castle Inc REIT	5,344,190
52,333	Digital Realty Trust Inc REIT	9,397,960
15,815	Equinix Inc REIT	16,485,398
54,194	Equity Residential REIT	3,681,398
4,049	Erie Indemnity Co Class A(b)	970,748
10,461	Essex Property Trust Inc REIT	3,050,323
6,345	Everest Group Ltd	2,266,624
33,824	Extra Space Storage Inc REIT	4,914,627
9,089	Federal Realty Investment Trust REIT	1,121,946
145,854	Fifth Third Bancorp	8,221,790
47,941	Franklin Resources Inc	1,594,997
12,686	Globe Life Inc	2,266,734
47,308	Goldman Sachs Group Inc	47,845,891
43,961	Hartford Insurance Group Inc	5,825,712
112,235	Healthpeak Properties Inc REIT	2,401,829
100,229	Host Hotels & Resorts Inc REIT	2,376,430
322,755	Huntington Bancshares Inc	5,722,446
71,087	Interactive Brokers Group Inc Class A	6,187,413

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
90,689	Intercontinental Exchange Inc	$ 11,164,723
72,465	Invesco Ltd	1,912,351
87,643	Invitation Homes Inc REIT	2,647,695
47,321	Iron Mountain Inc REIT	5,977,116
429,702	JPMorgan Chase & Co	140,654,356
149,324	KeyCorp	3,441,918
107,413	Kimco Realty Corp REIT	2,722,920
111,233	KKR & Co Inc	10,208,965
26,733	Loews Corp	3,026,443
22,834	M&T Bank Corp	5,434,720
77,264	Marsh & McLennan Cos Inc	12,877,591
129,395	Mastercard Inc Class A	66,457,272
86,676	MetLife Inc	7,333,656
18,629	Mid-America Apartment Communities Inc REIT	2,588,313
192,237	Morgan Stanley	40,185,222
71,506	Nasdaq Inc	5,636,103
29,676	Northern Trust Corp	5,158,876
64,398	PNC Financial Services Group Inc	15,856,075
31,225	Principal Financial Group Inc	3,365,431
93,708	Progressive Corp	20,470,512
149,515	Prologis Inc REIT	20,254,797
55,415	Prudential Financial Inc	5,980,941
25,269	Public Storage REIT	8,043,375
27,815	Raymond James Financial Inc	4,228,715
149,069	Realty Income Corp REIT	9,236,315
26,966	Regency Centers Corp REIT	2,150,269
136,853	Regions Financial Corp	4,132,961
17,009	SBA Communications Corp REIT	3,001,408
52,004	Simon Property Group Inc REIT	11,630,695
44,384	State Street Corp	7,527,526
53,943	Synchrony Financial	4,102,365
34,362	T Rowe Price Group Inc	3,906,616
33,734	Travelers Cos Inc	11,136,268
199,797	Truist Financial Corp	9,953,887
47,801	UDR Inc REIT	1,908,216
248,936	US Bancorp	15,035,734
76,967	Ventas Inc REIT	6,834,670
173,198	VICI Properties Inc REIT	4,598,407
266,161	Visa Inc Class A	91,317,178
46,734	W R Berkley Corp	3,296,149
490,749	Wells Fargo & Co	40,555,497
113,069	Welltower Inc REIT	25,663,271
117,698	Weyerhaeuser Co REIT	2,817,690
15,083	Willis Towers Watson PLC	3,942,244
		1,323,680,650
Industrial — 8.52%
83,641	3M Co	13,542,314
18,084	A O Smith Corp	1,134,228
13,701	Allegion PLC	1,924,853
74,923	Amcor PLC	3,247,912
Shares		Fair Value
Industrial — (continued)
36,756	AMETEK Inc	$ 8,892,747
197,287	Amphenol Corp Class A	34,785,644
12,794	Axon Enterprise Inc(a)	7,172,444
38,947	Ball Corp	2,430,293
126,416	Boeing Co(a)	27,365,272
16,711	Builders FirstSource Inc(a)	1,495,300
125,204	Carrier Global Corp	9,183,714
73,863	Caterpillar Inc	78,656,708
18,660	CH Robinson Worldwide Inc	3,514,424
30,382	Coherent Corp(a)	11,984,787
5,635	Comfort Systems USA Inc	11,168,289
107,156	CRH PLC	11,465,692
297,981	CSX Corp	14,163,037
40,283	Deere & Co	25,552,716
21,483	Dover Corp	4,818,207
62,269	Eaton Corp PLC	26,534,066
7,126	EMCOR Group Inc	5,913,725
89,820	Emerson Electric Co	12,857,733
20,974	Expeditors International of Washington Inc	3,418,343
35,054	FedEx Corp	10,976,459
17,527	FedEx Freight Holding Co Inc(a)	2,646,577
58,962	Flex Ltd(a)	9,555,971
48,370	Fortive Corp	2,954,923
26,316	Garmin Ltd	6,251,103
43,093	GE Vernova Inc	50,628,240
9,240	Generac Holdings Inc(a)	2,705,564
40,704	General Dynamics Corp	14,418,985
167,315	General Electric Co	62,530,636
50,808	Honeywell Aerospace Inc(a)	11,232,633
50,808	Honeywell International Inc	11,375,911
64,163	Howmet Aerospace Inc	17,250,864
8,416	Hubbell Inc	4,403,251
6,254	Huntington Ingalls Industries Inc	1,750,432
11,667	IDEX Corp	2,647,826
41,984	Illinois Tool Works Inc	11,355,412
57,109	Ingersoll Rand Inc	4,682,367
16,920	Jabil Inc	6,522,322
19,033	Jacobs Solutions Inc	2,398,158
11,764	JB Hunt Transport Services Inc	3,404,855
97,842	Johnson Controls International PLC	14,295,694
27,504	Keysight Technologies Inc(a)	9,628,325
29,876	L3Harris Technologies Inc	8,681,667
5,086	Lennox International Inc	2,914,024
32,538	Lockheed Martin Corp	16,576,810
9,612	Martin Marietta Materials Inc	5,543,240
31,760	Masco Corp	2,584,311
3,241	Mettler-Toledo International Inc(a)	4,140,410
8,499	Nordson Corp	2,564,063
36,018	Norfolk Southern Corp	11,330,903
21,411	Northrop Grumman Corp	10,904,836
29,346	Old Dominion Freight Line Inc	6,356,344

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
61,535	Otis Worldwide Corp	$ 4,405,906
14,027	Packaging Corp of America	3,342,354
20,220	Parker-Hannifin Corp	19,777,586
26,517	Pentair PLC	2,032,793
32,071	Republic Services Inc	6,833,689
17,845	Rockwell Automation Inc	8,834,703
215,962	RTX Corp	40,974,470
84,654	Smurfit WestRock PLC	3,916,094
8,272	Snap-on Inc	3,328,653
24,999	Stanley Black & Decker Inc	2,352,906
46,811	TE Connectivity PLC	9,437,566
7,430	Teledyne Technologies Inc(a)	4,955,067
28,222	Textron Inc	2,588,804
35,450	Trane Technologies PLC	17,411,622
8,970	TransDigm Group Inc	11,948,399
36,438	Trimble Inc(a)	1,864,897
95,212	Union Pacific Corp	25,897,664
119,751	United Parcel Service Inc Class B	12,873,232
38,998	Veralto Corp	3,458,343
61,598	Vertiv Holdings Co Class A	20,624,243
20,809	Vulcan Materials Co	6,138,863
59,248	Waste Management Inc	13,205,194
27,211	Westinghouse Air Brake Technologies Corp	7,336,086
38,118	Xylem Inc	4,505,929
		894,480,627
Technology — 34.66%
98,454	Accenture PLC Class A	12,251,616
64,819	Adobe Inc(a)	13,289,192
261,492	Advanced Micro Devices Inc(a)	151,903,318
23,314	Akamai Technologies Inc(a)	2,755,948
78,291	Analog Devices Inc	31,094,836
2,355,345	Apple Inc	681,542,633
127,267	Applied Materials Inc	92,014,041
33,818	Autodesk Inc(a)	6,574,896
759,277	Broadcom Inc	286,816,887
18,605	Broadridge Financial Solutions Inc	2,547,955
44,110	Cadence Design Systems Inc(a)	16,555,365
76,605	Cognizant Technology Solutions Corp Class A	2,966,912
40,852	Crowdstrike Holdings Inc Class A(a)	31,175,796
53,197	Datadog Inc Class A(a)	13,850,371
46,390	Dell Technologies Inc Class C	20,015,429
35,983	Electronic Arts Inc	7,377,954
3,686	Fair Isaac Corp(a)	4,403,959
83,653	Fidelity National Information Services Inc	3,252,429
85,311	Fiserv Inc(a)	4,184,505
99,867	Fortinet Inc(a)	15,341,569
10,465	Gartner Inc(a)	1,356,473
Shares		Fair Value
Technology — (continued)
212,781	Hewlett Packard Enterprise Co	$ 9,598,551
144,910	HP Inc	3,179,325
757,638	Intel Corp(a)	105,788,995
150,726	International Business Machines Corp	42,385,660
44,350	Intuit Inc	11,575,350
11,791	Jack Henry & Associates Inc	1,624,092
209,483	KLA Corp	63,203,116
200,549	Lam Research Corp	86,903,902
20,374	Leidos Holdings Inc	2,097,911
11,570	Lumentum Holdings Inc(a)	9,927,754
140,409	Marvell Technology Inc	41,826,436
86,646	Microchip Technology Inc	7,902,115
180,850	Micron Technology Inc	208,753,349
1,191,265	Microsoft Corp	444,365,674
7,893	Monolithic Power Systems Inc	10,910,967
11,675	MSCI Inc	6,538,467
31,443	NetApp Inc	4,866,119
3,884,449	NVIDIA Corp	777,239,396
40,451	NXP Semiconductors NV	11,367,944
62,848	ON Semiconductor Corp(a)	5,941,650
272,120	Oracle Corp	39,879,186
368,211	Palantir Technologies Inc Class A(a)	42,959,178
51,527	Paychex Inc	5,066,650
18,501	PTC Inc(a)	2,101,899
169,026	QUALCOMM Inc	31,234,315
16,184	Roper Technologies Inc	5,476,504
131,188	Salesforce Inc	20,551,912
23,749	Sandisk Corp(a)	53,998,813
35,927	Seagate Technology Holdings PLC	34,669,555
165,387	ServiceNow Inc(a)	16,419,621
24,120	Skyworks Solutions Inc(b)	1,635,336
82,653	Super Micro Computer Inc(a)	2,424,213
30,720	Synopsys Inc(a)	13,703,271
27,825	Take-Two Interactive Software Inc(a)	6,955,693
25,104	Teradyne Inc	12,146,319
145,948	Texas Instruments Inc	43,502,720
6,856	Tyler Technologies Inc(a)	2,005,106
23,994	Veeva Systems Inc Class A(a)	4,258,215
54,940	Western Digital Corp	35,091,277
32,669	Workday Inc Class A(a)	3,999,339
7,839	Zebra Technologies Corp Class A(a)	2,063,695
		3,637,411,674
Utilities — 2.16%
115,400	AES Corp	1,691,764
40,964	Alliant Energy Corp	3,125,144
44,017	Ameren Corp	4,975,682
87,646	American Electric Power Co Inc	11,990,849

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Utilities — (continued)
31,629	American Water Works Co Inc	$ 4,161,744
26,914	Atmos Energy Corp	4,636,475
104,040	CenterPoint Energy Inc	4,581,921
48,831	CMS Energy Corp	3,735,571
58,728	Consolidated Edison Inc	6,497,079
50,677	Constellation Energy Corp	12,586,646
138,375	Dominion Energy Inc	9,449,629
33,332	DTE Energy Co	5,078,797
125,020	Duke Energy Corp	15,825,032
62,354	Edison International	4,642,255
73,301	Entergy Corp	8,419,353
37,306	Evergy Inc	3,224,358
59,790	Eversource Energy	4,321,023
163,487	Exelon Corp	7,621,764
82,381	FirstEnergy Corp	3,916,393
334,417	NextEra Energy Inc	29,351,780
76,257	NiSource Inc	3,626,020
33,733	NRG Energy Inc	4,927,042
356,176	PG&E Corp	5,990,880
19,123	Pinnacle West Capital Corp	2,046,161
121,324	PPL Corp	4,410,128
79,584	Public Service Enterprise Group Inc	6,459,038
104,618	Sempra	9,699,135
178,927	Southern Co	17,125,103
50,829	Vistra Corp	8,063,004
51,820	WEC Energy Group Inc	6,051,021
100,112	Xcel Energy Inc	8,038,993
		226,269,784
TOTAL COMMON STOCK — 98.43% (Cost $5,514,232,005)		$10,329,334,382
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
7,274,931	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 7,274,931
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.07% (Cost $7,274,931)		$7,274,931
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.16%
122,839,800	U.S. Treasury Bills(e) 3.64%, 09/01/2026	122,074,352
TOTAL SHORT TERM INVESTMENTS — 1.16% (Cost $122,074,352)		$122,074,352
TOTAL INVESTMENTS — 99.66% (Cost $5,643,581,288)		$10,458,683,665
OTHER ASSETS & LIABILITIES, NET — 0.34%		$35,620,144
TOTAL NET ASSETS — 100.00%		$10,494,303,809

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2026.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	415	USD	156,626	Sep 2026	$3,750,640
				Net Appreciation	$3,750,640
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$2,269,920,704	$2,230,559,112	$10,458,683,665
Cash	44,825,719	30,615,159	24,115,699
Cash denominated in foreign currencies, fair value(c)	-	146	-
Cash pledged on futures contracts	-	116,169	13,652,366
Dividends receivable	675,183	3,132,037	4,622,817
Subscriptions receivable	1,803,773	2,434,772	8,555,623
Receivable for investments sold	1,466,402	38,177,206	-
Variation margin on futures contracts	-	-	996,000
Unrealized appreciation on forward foreign currency contracts	-	659,456	-
Total Assets	2,318,691,781	2,305,694,057	10,510,626,170
LIABILITIES:
Payable for director fees	10,697	10,697	10,697
Payable for investments purchased	397,291	42,160,088	-
Payable for other accrued fees	110,902	194,210	165,931
Payable for shareholder services fees	285,581	132,518	2,293,622
Payable to investment adviser	1,183,508	1,143,225	1,012,186
Payable upon return of securities loaned	6,802,537	10,998,880	7,274,931
Redemptions payable	1,226,085	480,561	5,564,994
Unrealized depreciation on forward foreign currency contracts	-	34,787	-
Total Liabilities	10,016,601	55,154,966	16,322,361
NET ASSETS	$2,308,675,180	$2,250,539,091	$10,494,303,809
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$19,107,261	$25,141,553	$41,034,701
Paid-in capital in excess of par	1,572,364,184	1,567,800,321	5,494,566,244
Undistributed/accumulated earnings	717,203,735	657,597,217	4,958,702,864
NET ASSETS	$2,308,675,180	$2,250,539,091	$10,494,303,809
NET ASSETS BY CLASS
Investor Class	$946,590,013	$302,210,937	$7,525,817,839
Institutional Class	$1,362,085,167	$1,816,706,256	$2,968,485,970
Investor II Class	N/A	$131,621,898	N/A
CAPITAL STOCK:
Authorized
Investor Class	350,000,000	130,000,000	750,000,000
Institutional Class	400,000,000	900,000,000	1,050,000,000
Investor II Class	N/A	105,000,000	N/A
Issued and Outstanding
Investor Class	85,854,342	7,613,304	155,695,461
Institutional Class	105,218,265	234,888,750	254,651,545
Investor II Class	N/A	8,913,473	N/A
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.03	$39.70	$48.34
Institutional Class	$12.95	$7.73	$11.66
Investor II Class	N/A	$14.77	N/A
(a) Cost of investments	$1,681,040,822	$1,776,690,246	$5,643,581,288
(b) Including fair value of securities on loan	$6,749,466	$10,657,727	$7,215,878
(c) Cost of cash denominated in foreign currencies	$-	$77,356	$-
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$1,866	$15,913	$33,494
Dividends	6,989,652	21,744,003	59,954,104
Foreign withholding tax	(39,473)	(130,137)	(8,958)
Total Income	6,952,045	21,629,779	59,978,640
EXPENSES:
Management fees	6,190,520	6,154,383	5,402,165
Shareholder services fees – Investor Class	1,551,247	493,658	12,183,684
Shareholder services fees – Investor II Class	-	231,941	-
Audit and tax fees	18,393	22,185	19,384
Custodian fees	30,069	35,523	47,886
Directors fees	23,339	23,339	23,339
Legal fees	6,204	6,204	6,204
Pricing fees	69	208	431
Registration fees	72,322	67,245	307,176
Shareholder report fees	55,702	35,547	48,879
Transfer agent fees	5,679	7,506	6,362
Other fees	20,557	20,018	25,375
Total Expenses	7,974,101	7,097,757	18,070,885
Less amount reimbursed by investment adviser - Investor II Class	-	99,504	-
Less amount waived by investment adviser	-	24,949	-
Net Expenses	7,974,101	6,973,304	18,070,885
NET INVESTMENT INCOME (LOSS)	(1,022,056)	14,656,475	41,907,755
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	106,282,918	193,438,576	92,306,035
Net realized gain on futures contracts	-	116,169	4,018,666
Net realized (loss) on foreign currency transactions	-	(663,824)	-
Net realized gain on forward foreign currency contracts	-	347,960	-
Net Realized Gain	106,282,918	193,238,881	96,324,701
Net change in unrealized appreciation on investments	48,597,023	42,242,293	829,680,940
Net change in unrealized appreciation on futures contracts	-	-	3,963,373
Net change in unrealized depreciation on foreign currency translations	-	(77,210)	-
Net change in unrealized appreciation on forward foreign currency contracts	-	765,703	-
Net Change in Unrealized Appreciation	48,597,023	42,930,786	833,644,313
Net Realized and Unrealized Gain	154,879,941	236,169,667	929,969,014
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$153,857,885	$250,826,142	$971,876,769
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Large Cap Growth Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment loss	$(1,022,056)	$(1,844,423)
Net realized gain	106,282,918	203,216,982
Net change in unrealized appreciation	48,597,023	45,853,121
Net Increase in Net Assets Resulting from Operations	153,857,885	247,225,680
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(103,971,174)
Institutional Class	-	(109,424,641)
From Net Investment Income and Net Realized Gains	0	(213,395,815)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	101,520,762	234,959,682
Institutional Class	296,726,830	358,067,062
Shares issued in reinvestment of distributions
Investor Class	-	103,971,174
Institutional Class	-	109,424,641
Shares redeemed
Investor Class	(105,522,157)	(170,385,895)
Institutional Class	(125,529,838)	(270,426,699)
Net Increase in Net Assets Resulting from Capital Share Transactions	167,195,597	365,609,965
Total Increase in Net Assets	321,053,482	399,439,830
NET ASSETS:
Beginning of period	1,987,621,698	1,588,181,868
End of period	$2,308,675,180	$1,987,621,698
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,922,649	22,174,682
Institutional Class	26,032,397	29,210,554
Shares issued in reinvestment of distributions
Investor Class	-	9,781,064
Institutional Class	-	8,807,636
Shares redeemed
Investor Class	(10,176,622)	(15,843,167)
Institutional Class	(10,083,590)	(21,825,019)
Net Increase	15,694,834	32,305,750
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Large Cap Value Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$14,656,475	$26,772,567
Net realized gain	193,238,881	131,420,681
Net change in unrealized appreciation	42,930,786	123,845,145
Net Increase in Net Assets Resulting from Operations	250,826,142	282,038,393
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(4,714,074)
Institutional Class	-	(155,493,490)
Investor II Class	-	(6,720,283)
From Net Investment Income and Net Realized Gains	0	(166,927,847)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	39,194,053	86,505,475
Institutional Class	166,555,074	411,022,431
Investor II Class	7,701,936	25,390,480
Shares issued in reinvestment of distributions
Investor Class	-	4,714,074
Institutional Class	-	155,493,490
Investor II Class	-	6,720,283
Shares redeemed
Investor Class	(38,399,026)	(62,619,043)
Institutional Class	(135,609,277)	(304,871,192)
Investor II Class	(23,829,084)	(42,818,278)
Net Increase in Net Assets Resulting from Capital Share Transactions	15,613,676	279,537,720
Total Increase in Net Assets	266,439,818	394,648,266
NET ASSETS:
Beginning of period	1,984,099,273	1,589,451,007
End of period	$2,250,539,091	$1,984,099,273
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,053,696	2,640,927
Institutional Class	23,317,053	59,012,289
Investor II Class	555,792	1,979,148
Shares issued in reinvestment of distributions
Investor Class	-	133,259
Institutional Class	-	22,362,112
Investor II Class	-	507,913
Shares redeemed
Investor Class	(1,026,869)	(1,918,523)
Institutional Class	(18,179,867)	(43,997,415)
Investor II Class	(1,715,451)	(3,385,783)
Net Increase	4,004,354	37,333,927
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower S&P 500® Index Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$41,907,755	$71,301,416
Net realized gain	96,324,701	24,169,305
Net change in unrealized appreciation	833,644,313	1,233,934,174
Net Increase in Net Assets Resulting from Operations	971,876,769	1,329,404,895
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(25,292,812)
Institutional Class	-	(72,623,900)
From Net Investment Income and Net Realized Gains	0	(97,916,712)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	810,177,675	1,870,838,372
Institutional Class	441,596,769	1,278,221,903
Shares issued in reinvestment of distributions
Investor Class	-	25,292,812
Institutional Class	-	72,623,900
Shares redeemed
Investor Class	(699,154,387)	(1,197,427,298)
Institutional Class	(275,621,854)	(422,596,285)
Net Increase in Net Assets Resulting from Capital Share Transactions	276,998,203	1,626,953,404
Total Increase in Net Assets	1,248,874,972	2,858,441,587
NET ASSETS:
Beginning of period	9,245,428,837	6,386,987,250
End of period	$10,494,303,809	$9,245,428,837
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	17,955,166	47,056,388
Institutional Class	41,674,583	134,254,871
Shares issued in reinvestment of distributions
Investor Class	-	578,921
Institutional Class	-	6,818,667
Shares redeemed
Investor Class	(15,387,873)	(30,105,818)
Institutional Class	(24,551,488)	(42,421,497)
Net Increase	19,690,388	116,181,532
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$10.42	(0.02)	0.63	0.61	—	—	—	$11.03	5.85% (d)
12/31/2025	$10.32	(0.03)	1.47	1.44	—	(1.34)	(1.34)	$10.42	13.98%
12/31/2024	$9.02	(0.03)	2.33	2.30	—	(1.00)	(1.00)	$10.32	25.44%
12/31/2023	$6.96	(0.02)	2.36	2.34	(0.01)	(0.27)	(0.28)	$9.02	33.57%
12/31/2022	$9.90	(0.00) (e)(f)	(2.29)	(2.29)	(0.03)	(0.62)	(0.65)	$6.96	(23.16%)
12/31/2021	$10.24	(0.04)	2.16	2.12	(0.10)	(2.36)	(2.46)	$9.90	20.84%
Institutional Class
06/30/2026 (Unaudited)	$12.21	0.00 (e)(f)	0.74	0.74	—	—	—	$12.95	6.06% (d)
12/31/2025	$11.85	0.01 (f)	1.70	1.71	(0.01)	(1.34)	(1.35)	$12.21	14.44%
12/31/2024	$10.20	0.01 (f)	2.64	2.65	—	(1.00)	(1.00)	$11.85	25.93%
12/31/2023	$7.83	0.01 (f)	2.65	2.66	(0.02)	(0.27)	(0.29)	$10.20	34.03%
12/31/2022	$11.01	0.03	(2.56)	(2.53)	(0.03)	(0.62)	(0.65)	$7.83	(22.95%)
12/31/2021	$11.13	0.00 (e)(f)	2.35	2.35	(0.11)	(2.36)	(2.47)	$11.01	21.20%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/30/2026 (Unaudited)	$946,590	0.97% (h)	0.97% (h)	(0.31%) (h)	38% (d)
12/31/2025	$897,311	0.98%	0.98%	(0.30%)	51%
12/31/2024	$722,041	0.99%	0.98%	(0.30%)	31%
12/31/2023	$619,457	1.00%	0.98%	(0.21%)	46%
12/31/2022	$278,591	1.04%	1.00%	(0.05%)	37%
12/31/2021	$225,667	1.02%	1.00%	(0.34%)	46%
Institutional Class
06/30/2026 (Unaudited)	$1,362,085	0.60% (h)	0.60% (h)	0.06% (h)	38% (d)
12/31/2025	$1,090,311	0.61%	0.61%	0.06%	51%
12/31/2024	$866,141	0.62%	0.62%	0.06%	31%
12/31/2023	$733,346	0.63%	0.63%	0.16%	46%
12/31/2022	$570,194	0.66%	0.65%	0.32%	37%
12/31/2021	$690,417	0.65%	0.65%	0.01%	46%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$35.42	0.20	4.08	4.28	—	—	—	$39.70	12.08% (d)
12/31/2025	$30.84	0.42	4.80	5.22	(0.05)	(0.59)	(0.64)	$35.42	16.93%
12/31/2024	$27.79	0.41	3.87	4.28	(0.02)	(1.21)	(1.23)	$30.84	15.38%
12/31/2023	$25.29	0.39	2.71	3.10	(0.01)	(0.59)	(0.60)	$27.79	12.28%
12/31/2022	$27.00	0.39	(1.35)	(0.96)	(0.01)	(0.74)	(0.75)	$25.29	(3.54%)
12/31/2021	$22.06	0.32	5.39	5.71	(0.09)	(0.68)	(0.77)	$27.00	25.98%
Institutional Class
06/30/2026 (Unaudited)	$6.89	0.05	0.79	0.84	—	—	—	$7.73	12.34% (d)
12/31/2025	$6.51	0.11	1.02	1.13	(0.16)	(0.59)	(0.75)	$6.89	17.33%
12/31/2024	$6.83	0.13	0.96	1.09	(0.20)	(1.21)	(1.41)	$6.51	15.86%
12/31/2023	$6.79	0.13	0.71	0.84	(0.21)	(0.59)	(0.80)	$6.83	12.69%
12/31/2022	$8.07	0.14	(0.42)	(0.28)	(0.26)	(0.74)	(1.00)	$6.79	(3.22%)
12/31/2021	$7.10	0.13	1.74	1.87	(0.22)	(0.68)	(0.90)	$8.07	26.47%
Investor II Class
06/30/2026 (Unaudited)	$13.17	0.08	1.52	1.60	—	—	—	$14.77	12.15% (d)
12/31/2025	$11.84	0.18	1.85	2.03	(0.11)	(0.59)	(0.70)	$13.17	17.12%
12/31/2024	$11.39	0.19	1.58	1.77	(0.11)	(1.21)	(1.32)	$11.84	15.51%
12/31/2023	$10.77	0.18	1.15	1.33	(0.12)	(0.59)	(0.71)	$11.39	12.51%
12/31/2022	$12.14	0.19	(0.62)	(0.43)	(0.20)	(0.74)	(0.94)	$10.77	(3.41%)
12/31/2021	$10.28	0.17	2.51	2.68	(0.14)	(0.68)	(0.82)	$12.14	26.15%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2026 (Unaudited)	$302,211	0.98% (f)	0.96% (f)	1.08% (f)	31% (d)
12/31/2025	$268,716	0.99%	0.96%	1.27%	27%
12/31/2024	$207,573	1.00%	0.96%	1.33%	31%
12/31/2023	$335,127	0.98%	0.96%	1.48%	29%
12/31/2022	$407,971	0.98%	0.96%	1.51%	18%
12/31/2021	$376,625	0.99%	0.96%	1.22%	28%
Institutional Class
06/30/2026 (Unaudited)	$1,816,706	0.59% (f)	0.59% (f)	1.44% (f)	31% (d)
12/31/2025	$1,582,753	0.60%	0.60%	1.63%	27%
12/31/2024	$1,251,991	0.61%	0.61%	1.71%	31%
12/31/2023	$1,126,210	0.60%	0.60%	1.83%	29%
12/31/2022	$930,971	0.61%	0.61%	1.85%	18%
12/31/2021	$1,175,842	0.60%	0.60%	1.61%	28%
Investor II Class
06/30/2026 (Unaudited)	$131,622	0.96% (f)	0.81% (f)	1.22% (f)	31% (d)
12/31/2025	$132,631	0.97%	0.81%	1.42%	27%
12/31/2024	$129,887	0.97%	0.81%	1.50%	31%
12/31/2023	$130,114	0.97%	0.81%	1.62%	29%
12/31/2022	$141,465	0.97%	0.81%	1.64%	18%
12/31/2021	$178,162	0.96%	0.81%	1.39%	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$43.96	0.17	4.21	4.38	—	—	—	$48.34	9.96% (d)
12/31/2025	$37.62	0.33	6.17	6.50	(0.12)	(0.04)	(0.16)	$43.96	17.30%
12/31/2024	$30.55	0.33	7.10	7.43	(0.20)	(0.16)	(0.36)	$37.62	24.33%
12/31/2023	$25.61	0.35	6.19	6.54	(0.13)	(1.47)	(1.60)	$30.55	25.61%
12/31/2022	$31.84	0.31	(6.22)	(5.91)	(0.10)	(0.22)	(0.32)	$25.61	(18.55%)
12/31/2021	$26.10	0.26	7.06	7.32	(0.11)	(1.47)	(1.58)	$31.84	28.20%
Institutional Class
06/30/2026 (Unaudited)	$10.58	0.06	1.02	1.08	—	—	—	$11.66	10.21% (d)
12/31/2025	$9.26	0.12	1.51	1.63	(0.27)	(0.04)	(0.31)	$10.58	17.64%
12/31/2024	$7.79	0.12	1.82	1.94	(0.31)	(0.16)	(0.47)	$9.26	24.86%
12/31/2023	$7.61	0.13	1.83	1.96	(0.31)	(1.47)	(1.78)	$7.79	26.00%
12/31/2022	$9.93	0.12	(1.94)	(1.82)	(0.28)	(0.22)	(0.50)	$7.61	(18.25%)
12/31/2021	$9.11	0.13	2.43	2.56	(0.27)	(1.47)	(1.74)	$9.93	28.66%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2026 (Unaudited)	$7,525,818	0.47% (f)	0.47% (f)	0.77% (f)	2% (d)
12/31/2025	$6,731,628	0.49%	0.49%	0.82%	1%
12/31/2024	$5,101,594	0.49%	0.49%	0.95%	2%
12/31/2023	$3,294,950	0.51%	0.51%	1.21%	12%
12/31/2022	$2,628,211	0.51%	0.51%	1.14%	4%
12/31/2021	$3,083,911	0.51%	0.51%	0.88%	9%
Institutional Class
06/30/2026 (Unaudited)	$2,968,486	0.12% (f)	0.12% (f)	1.11% (f)	2% (d)
12/31/2025	$2,513,801	0.12%	0.12%	1.18%	1%
12/31/2024	$1,285,393	0.14%	0.14%	1.30%	2%
12/31/2023	$1,110,973	0.15%	0.15%	1.56%	12%
12/31/2022	$980,943	0.16%	0.16%	1.45%	4%
12/31/2021	$1,193,786	0.16%	0.16%	1.24%	9%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Large Cap Growth Fund- seeks long-term growth of capital
Empower Large Cap Value Fund- seeks capital growth and current income
Empower S&P 500® Index Fund- seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") 500® Index
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower Large Cap Value Fund. The Empower Large Cap Value Fund  offers three share classes, referred to as Investor Class, Investor II Class and Institutional Class shares. Investor II Class shares were closed to new permitted accounts on October 25, 2019. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2026

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications and exchange prices
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 30, 2026

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2026, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$49,592,902	$—	$—	$49,592,902
Communications	185,235,602	—	—	185,235,602
Consumer, Cyclical	133,192,737	—	—	133,192,737
Consumer, Non-cyclical	469,922,614	21,315,604	—	491,238,218
Energy	127,595,324	30,301,671	—	157,896,995
Financial	472,400,006	—	—	472,400,006
Industrial	239,858,992	15,202,941	—	255,061,933
Technology	362,571,464	—	—	362,571,464
Utilities	104,647,655	—	—	104,647,655
	2,145,017,296	66,820,216	—	2,211,837,512
Convertible Preferred Stock	—	2,766,850	—	2,766,850
Preferred Stock	—	4,955,870	—	4,955,870
Government Money Market Mutual Funds	10,998,880	—	—	10,998,880
Total investments, at fair value:	2,156,016,176	74,542,936	—	2,230,559,112
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	659,456	—	659,456
Total Assets	$2,156,016,176	$75,202,392	$—	$2,231,218,568
Liabilities
Other Financial Investments
Forward Foreign Currency Contracts(a)	—	(34,787)	—	(34,787)
Total Liabilities	$—	$(34,787)	$—	$(34,787)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Foreign Currency Translations and Transactions
The accounting records of the Funds are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.

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Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currency translations on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2026 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Large Cap Growth Fund	$1,681,040,822	$649,972,367	$(61,092,485)	$588,879,882
Empower Large Cap Value Fund	1,776,690,245	541,851,333	(87,357,797)	454,493,536
Empower S&P 500® Index Fund	5,643,581,288	5,193,309,782	(374,456,765)	4,818,853,017
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2026

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Funds to lose money on investments denominated in foreign currencies.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that a Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by these Funds of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.

Semi-Annual Report - June 30, 2026

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$53,448,428
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	480
Average notional long	$170,026,382
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2026 is as follows:
Empower Large Cap Value Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Forward foreign currency contracts Unrealized appreciation on forward foreign currency contracts	$—	$—	$—	$659,456	$—	$—	$659,456
	$—	$—	$—	$659,456	$—	$—	$659,456
Liabilities - Derivative Financial Instruments
Forward foreign currency contracts Unrealized depreciation on forward foreign currency contracts	$—	$—	$—	$34,787	$—	$—	$34,787
	$—	$—	$—	$34,787	$—	$—	$34,787
Empower S&P 500® Index Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$3,750,640	$—	$—	$—	$3,750,640
	$—	$—	$3,750,640	$—	$—	$—	$3,750,640
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2026

The effect of derivative investments for the period ended June 30, 2026 is as follows:
Empower Large Cap Value Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$116,169	$—	$—	$—	$116,169
Forward foreign currency contracts	—	—	—	347,960	—	—	347,960
Total	$—	$—	$116,169	$347,960	$—	$—	$464,129
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency contracts	$—	$—	$—	$765,703	$—	$—	$765,703
Total	$—	$—	$—	$765,703	$—	$—	$765,703
Empower S&P 500® Index Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,018,666	$—	$—	$—	$4,018,666
Total	$—	$—	$4,018,666	$—	$—	$—	$4,018,666
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$3,963,373	$—	$—	$—	$3,963,373
Total	$—	$—	$3,963,373	$—	$—	$—	$3,963,373
3.  OFFSETTING ASSETS AND LIABILITIES
The Funds may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement as of June 30, 2026.
Empower Large Cap Value Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$54,243	$—	$—	$—	$54,243
Citigroup Global Markets	27,729	—	—	—	27,729
Goldman Sachs	83,102	—	—	—	83,102
HSBC Bank USA	57,621	(34,787)	—	—	22,834
Morgan Stanley	294,832	—	—	—	294,832
State Street Bank	64,131	—	—	—	64,131
Toronto Dominion Bank	62,768	—	—	—	62,768
UBS AG	10,232	—	—	—	10,232
Westpac Banking	4,798	—	—	—	4,798
	$659,456	$(34,787)	$—	$—	$624,669

Semi-Annual Report - June 30, 2026

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
HSBC Bank USA	$(34,787)	$34,787	$—	$—	$ —
	$(34,787)	$34,787	$—	$—	$—
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Large Cap Growth Fund	0.62% up to $1 billion dollars
0.57% over $1 billion dollars
0.52% over $2 billion dollars
Empower Large Cap Value Fund	0.61% up to $1 billion dollars
0.56% over $1 billion dollars
0.51% over $2 billion dollars
Empower S&P 500® Index Fund	0.21% up to $1 billion dollars
0.16% over $1 billion dollars
0.11% over $2 billion dollars
0.09% over $3 billion dollars
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2027 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Large Cap Growth Fund	0.63%
Empower Large Cap Value Fund	0.61%
Empower S&P 500® Index Fund	0.23%

ECM contractually agreed to permanently reimburse expenses and/or pay the Empower Large Cap Value Fund if expenses of the Investor II Class exceed 0.81% of the Class’s average daily net assets ("Expense Cap"). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Empower Large Cap Value Fund’s advisory agreement with ECM or by the Board of Empower Funds. The amount reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2026

ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2026, the amounts subject to recoupment, if any, were as follows:
Empower Large Cap Growth Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$99,296	$43,650	$0	$0	$0
Empower Large Cap Value Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$80,780	$118,122	$78,898	$24,949	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and ECM is responsible for compensating the sub-advisers below for their services:
Empower Large Cap Growth Fund - Victory Capital Management Inc. and J.P. Morgan Investment Management, Inc.
Empower Large Cap Value Fund - Putnam Investment Management, LLC, and T. Rowe Price Associates, Inc.
Empower S&P 500® Index Fund - Keyridge Asset Management Limited ("Keyridge"), an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.0075% of the Fund’s net assets.
Empower Funds entered into a shareholder services agreement with Empower, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Investor II Class shares of the Empower Large Cap Value Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,145,000 for the period ended June 30, 2026.
5.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Large Cap Growth Fund	$933,493,242	$783,051,129
Empower Large Cap Value Fund	686,403,674	643,720,885
Empower S&P 500® Index Fund	583,502,751	194,668,823
For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 30, 2026

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of June 30, 2026, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Large Cap Growth Fund	$6,749,466	$6,802,537
Empower Large Cap Value Fund	10,657,727	10,998,880
Empower S&P 500® Index Fund	7,215,878	7,274,931

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarize the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2026.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Large Cap Growth Fund	Total(a)
Common Stocks	$1,418,305
Exchange Traded Funds	5,384,232
Total secured borrowings	$6,802,537
Empower Large Cap Value Fund	Total(a)
Common Stocks	$10,998,880
Total secured borrowings	$10,998,880
Empower S&P 500® Index Fund	Total(a)
Common Stocks	$7,274,931
Total secured borrowings	$7,274,931
(a)The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2026, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2026

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Large Cap Growth Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Large Cap Growth Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among Empower Funds, ECM and each of Victory Capital Management Inc. (“Victory Capital”) and J.P. Morgan Investment Management Inc. (“JPMIM” and together with Victory Capital, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Victory Capital and JPMIM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
The Board considered that the parent of Amundi Asset Management US, Inc. (“Amundi US”), one of the prior sub-advisers of the Fund, sold Amundi US to Victory Holdings, Inc., the parent corporation of Victory Capital (the “Transaction”) on April 1, 2025. The Board further considered that there were no changes to the investment team, investment philosophy, processes or strategies for the Fund or the sub-advisory fee paid by ECM with respect to the Fund as a result of the Transaction.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Among other things, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns for each class of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025, were in the fourth, fifth, third and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its respective performance universe median for the five- and ten-year periods ended December 31, 2025. The Board also observed that the Fund underperformed the Russell 1000 Growth Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, as to each class of the Fund, the Contractual Management Fee and total annual operating expense ratio was lower than the median management fee and median expense ratio, respectively, of its respective peer group of funds. With respect to the total annual operating expense ratio, the Board further observed that the expense ratio for the Fund’s Investor Class was in the third quintile of its peer group (47th percentile) (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and for the Fund’s Institutional Class was in the second quintile of its peer group.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged to various institutional separate accounts and other products - including a proprietary mutual fund and a collective investment trust - managed by Victory Capital in the same investment style as the Fund. The Board noted that Victory Capital attributed certain differences in fee schedules to customized client servicing requirements and individual client needs. With respect to JPMIM, the Board received information regarding the fee schedule for other sub-advised clients managed with JPMIM’s large cap growth strategy. The Board considered JPMIM’s statement that fee schedules take into account various factors, including, but not limited to, the overall relationship, initial size of the mandate, anticipated flows and projected growth, fees charged for comparable products in the fund industry and existing fee schedules. Also noted was JPMIM’s view that the Fund’s sub-advisory fees are competitive and in line with similar mandates. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in each sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. As to the Sub-Advisers, the Board noted JPMIM’s statement that it is aware of no direct or indirect benefits that have been derived from its relationship to the Fund. With respect to Victory Capital, the Board noted that Victory Capital receives or may receive ancillary benefits from soft dollar arrangements by which brokers provide research to Victory Capital in return for allocating brokerage to such brokers. The Board further noted Victory Capital’s statement that its relationship with the Fund provides a reputational benefit and may contribute to business growth.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower Large Cap Value Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Large Cap Value Fund (the “Fund”), a series of Empower Funds; (ii) the investment sub-advisory agreement (the “Putnam Sub-Advisory Agreement”) by and among Empower Funds, ECM and Putnam Investment Management, LLC (“Putnam”), with respect to the Fund; (iii) the investment sub-advisory agreement (the “T. Rowe Price Sub-Advisory Agreement”) by and among Empower Funds, ECM and T. Rowe Price Associates, Inc. (“T. Rowe Price” and together with Putnam, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund; and (iv) the investment sub-sub-advisory agreement (the “Franklin Sub-Sub-Advisory Agreement”) by and among Franklin Advisers, Inc. (“Franklin”) and Putnam, with respect to the Fund. (The Putnam Sub-Advisory Agreement and the T. Rowe Price Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”) (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Putnam and T. Rowe Price. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend sub-advisory agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each of the Agreements was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.

The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed. Specifically, the annualized returns of each class of the Fund were in the second quintile of its respective performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), with the exception of the annualized returns for the ten-year period ended December 31, 2025, which were in the first quintile of its respective performance universe. Similarly, the Board observed that the Fund’s annualized returns exceeded the Russell 1000 Value Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and Putnam from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. The Board further noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fees and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio was in the third quintile of its peer group as to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), specifically ranking in the 56th percentile of its peer group, and, with respect to the Institutional Class, was lower than the peer group median total expense ratio and ranked in the second quintile of its peer group.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from T. Rowe Price regarding its standard fee schedule for actively managed non-investment company separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and several other sub-advised mutual funds it manages in the same investment style as the Fund. The Board noted the statement from T. Rowe Price that variances in fee schedules may be attributable to various factors, including portfolio size, overall client relationship, nature of services provided, investment strategies offered and other factors. The Board reviewed the foregoing, as well as T. Rowe Price’s statements regarding the process for negotiating sub-advisory fee schedules with unaffiliated advisers and certain differences in fee schedules resulting from this process. For Putnam, the Board received information regarding its proprietary mutual fund and the fee charged by the Sub-Adviser to comparable accounts managed in the same investment style as the Fund. The Board reviewed the foregoing and each Sub-Adviser’s explanation for any differences in fee schedules and noted that the fees charged by each Sub-Adviser for these other accounts and products appeared to be competitive to the fees charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements from ECM and each Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. With respect to Putnam, the Board noted Putnam’s statement that the firm does not provide per account profitability information for sub-advised accounts, but that margins on the account would be similar to vehicles with comparable risk and benefit profiles. With respect to T. Rowe Price, the Board considered the firm’s statement that it would be extremely burdensome to assign the costs and expenses associated with its services and personnel to the Fund and, for this reason, it does not generally prepare fund or account-level profitability analyses for sub-advisory relationships. The Board noted that since the Sub-Advisory Agreements are arm’s length, such information regarding the Sub-Advisers was not relevant to its consideration of the continuation of the Sub-Advisory Agreements.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that ECM and T. Rowe Price have implemented a relationship pricing discount based on the combined assets of the Fund and another series of Empower Funds sub-advised by T. Rowe Price (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase.

As the Board considered the foregoing, including that the breakpoints in the sub-advisory fee schedules take effect at lower asset levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement. The Board also recalled its observation that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Advisers receive or may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board also noted Putnam’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, may contribute to its reputation and ability to gain prospective advisory clients. As to T. Rowe Price, the Board noted the Sub-Adviser’s statement that it is not aware of any other indirect benefits derived from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement and the Franklin Sub-Sub-Advisory Agreement continue to be reasonable and that the continuation of the Agreements and the Franklin Sub-Sub-Advisory Agreement is in the best interests of the Fund.

Empower S&P 500 Index Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower S&P 500 Index Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Keyridge Asset Management Limited (formerly, Irish Life Investment Managers Limited) (the “Sub-Adviser” or “Keyridge”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). Keyridge is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each of the one-, three-, five- and ten-year periods ended December 31, 2025, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). However, the Board also noted that the annualized returns of the Fund’s Institutional Class were above its performance universe median for each period reviewed, ranking in the second quintile of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2025.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed. Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. In this regard, the Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the Index, indicating that the Fund tracked the Index in an appropriate manner.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, although the Contractual Management Fee for the Institutional Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee. The Board also observed that the total annual operating expense ratio for each Class was lower than the peer group median expense ratio, ranking in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by Keyridge to ECM for the other series of Empower Funds sub-advised by Keyridge, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “Keyridge Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.

The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the Keyridge Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board considered that, as noted earlier, the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. Furthermore, the Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.

In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 20, 2026